Fair Value Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures
Schedule of carrying values and estimated fair values of financial liabilities

	September 30, 2013		December 31, 2012
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
	(in thousands)
Senior notes	$200,000	$192,000	$—	$—
Senior secured term notes	—	—	122,729	125,000
Community development district obligations	8,187	9,648	9,680	12,937

	As of December 31, 2012		As of December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(In Thousands)
Financial liabilities:
Senior secured term notes	$122,729	$125,000	$—	$—
Senior subordinated secured term loan	—	—	139,584	150,818
Community development district obligations	9,680	12,937	10,681	14,238